CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Facility operations	22,978	8,117	43,963	15,406	27,789	70,930
General and administrative	206,942	238,846	429,968	615,281	1,085,499	909,182
Depreciation	17,719	17,719	35,445	35,444	70,894	60,459
Total operating expenses	247,639	264,682	509,376	666,131	1,184,182	1,040,571
Net Operating (loss) before other income (expense)	(247,639)	(264,682)	(509,376)	(666,131)	(1,184,182)	(1,040,571)
Other income (expense)
Interest expense	(68,708)	(20,161)	(136,927)	(60,516)	(171,065)	(174,335)
Amortization of debt discount	(365,529)	(156,146)	(708,983)	(169,479)	(775,091)	(295,000)
Financing costs	(675,647)	(510,064)	(1,284,346)	(510,064)	(1,310,751)	(164,000)
Change in fair value of derivative liability	1,096,000	58,000	1,328,000	93,000	(1,600,000)	11,000
Change in fair value of warrant liability	0	(33,000)	(47,000)	(30,000)	(244,000)	4,000
Gain on extinguishment of debt, related party	0	0	0	0	0	2,339,353
Debt settlement expense	0	0	0	0	0	(566,129)
Total other income (expense)	(13,884)	(661,371)	(849,256)	(677,059)	(4,100,907)	1,154,889
Loss before income taxes	(261,523)	(926,053)	(1,358,632)	(1,343,190)	(5,285,089)	114,318
Provision for income taxes	0	0	0	0	0	38,868
Benefit of Net operating loss	0	0	0	0	0	(38,868)
Net income/(loss)	$ (261,523)	$ (926,053)	$ (1,358,632)	$ (1,343,190)	$ (239,966)	$ (463,806)
EARNINGS PER SHARE (Basic)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.05)	$ 0.00
EARNINGS PER SHARE (Diluted)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.00)	$ 0.00
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic)	120,729,446	92,851,835	117,301,552	92,663,520	97,656,095	90,025,445
WEIGHTED AVERAGE SHARES OUTSTANDING (Diluted)	0	0	0	0	0	90,070,074